Debt and Other Financing Arrangements (Schedule of Debt and Other Financing Arrangements) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt	$ 3,630,200	$ 4,280,200
Less current maturities	(250,000)	(650,000)
Long-term Debt due after one year	3,380,200	3,630,200
Notes, 4.875%, Due 2012 [Member]
Debt Instrument [Line Items]
Debt instrument face amount		350,000
Notes, 5.0%, Due 2012 [Member]
Debt Instrument [Line Items]
Debt instrument face amount		300,000
Notes, 5.0%, Due 2013 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	250,000	250,000
Notes, 5.75%, Due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	600,000	600,000
Notes, 5.85%, Due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000	500,000
Notes, 4.125%, Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	600,000	600,000
Notes, 6.40%, Due 2037 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	650,000	650,000
Industrial Revenue Bonds [Member] | 0.30% to 1.5%, variable, due from 2014 to 2040 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 1,030,200	$ 1,030,200